CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BFLY Operations Inc
Revenue:
Total revenue	$ 46,252,000	$ 27,583,000
Cost of revenue:
Total cost of revenue	107,475,000	48,478,000
Gross margin	(61,223,000)	(20,895,000)
Operating expenses:
Research and development	49,738,000	48,934,000
Sales and marketing	26,263,000	14,282,000
General and administrative	24,395,000	18,185,000
Total operating expenses	100,396,000	81,401,000
Loss from operations	(161,619,000)	(102,296,000)
Interest income	285,000	2,695,000
Interest expense	(1,141,000)
Other income (expense), net	(231,000)	(96,000)
Loss before provision for income taxes	(162,706,000)	(99,697,000)
Provision for income taxes	39,000
Net loss	$ (162,745,000)	$ (99,697,000)
Net loss per common share attributable to common stockholders, basic and diluted	$ (27.90)	$ (17.73)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	5,833,164	5,622,752
Product | BFLY Operations Inc
Revenue:
Total revenue	$ 38,347,000	$ 25,081,000
Cost of revenue:
Total cost of revenue	106,407,000	47,857,000
Subscription | BFLY Operations Inc
Revenue:
Total revenue	7,905,000	2,502,000
Cost of revenue:
Total cost of revenue	$ 1,068,000	$ 621,000